Cover	Jan. 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2023
Entity File Number	001-38762
Entity Registrant Name	BiomX Inc.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Einstein St.
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7414003
City Area Code	972
Local Phone Number	72-394-2377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Units, each consisting of one share of Common Stock\ and one Warrant entitling the holder to receive one half share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock\ and one Warrant entitling the holder to receive one half share of Common Stock
Trading Symbol	PHGE.U
Security Exchange Name	NYSEAMER
Common Stock, $0.0001 par value
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	PHGE
Security Exchange Name	NYSEAMER
Warrants, each exercisable for one-half of a share of Common Stock, at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one-half of a share of Common Stock, at an exercise price of $11.50 per share
Trading Symbol	PHGE.WS
Security Exchange Name	NYSEAMER